Davis New York Venture Fund
April 30, 2025
The Equity Specialists

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.57%)
COMMUNICATION SERVICES – (10.88%)
Media & Entertainment – (10.88%)
Alphabet Inc., Class A	1,110,503	$176,347,876
Angi Inc., Class A *	607,934	6,966,924
ASAC II L.P. *(a)(b)(c)	4,156,451	3,966,502
IAC Inc. *	1,157,750	40,451,785
Meta Platforms, Inc., Class A	796,986	437,545,314
Total Communication Services		665,278,401
CONSUMER DISCRETIONARY – (13.66%)
Consumer Discretionary Distribution & Retail – (7.18%)
Amazon.com, Inc. *	1,277,517	235,599,685
Coupang, Inc., Class A (South Korea) *	2,659,587	62,154,548
Naspers Ltd. - N (South Africa)	62,809	16,519,312
Prosus N.V., Class N (Netherlands)	2,698,256	125,096,294
		439,369,839
Consumer Services – (6.48%)
MGM Resorts International *	8,204,840	258,124,266
Restaurant Brands International Inc. (Canada)	1,077,600	69,397,440
Trip.com Group Ltd., ADR (China)	1,167,300	68,859,027
		396,380,733
Total Consumer Discretionary		835,750,572
CONSUMER STAPLES – (2.35%)
Food, Beverage & Tobacco – (2.35%)
Darling Ingredients Inc. *	1,015,039	32,674,105
Tyson Foods, Inc., Class A	1,815,281	111,167,809
Total Consumer Staples		143,841,914
ENERGY – (4.10%)
ConocoPhillips	598,160	53,308,019
Coterra Energy Inc.	2,308,970	56,708,303
Tourmaline Oil Corp. (Canada)	3,185,980	140,741,464
Total Energy		250,757,786
FINANCIALS – (36.40%)
Banks – (10.95%)
Danske Bank A/S (Denmark)	7,208,267	251,288,349
U.S. Bancorp	6,293,220	253,868,495
Wells Fargo & Co.	2,316,232	164,475,634
		669,632,478
Financial Services – (18.08%)
Capital Markets – (1.65%)
Julius Baer Group Ltd. (Switzerland)	1,562,940	100,818,956
Consumer Finance – (8.94%)
Capital One Financial Corp.	3,034,183	546,941,828
Financial Services – (7.49%)
Berkshire Hathaway Inc., Class A *	572	457,908,880
		1,105,669,664
Insurance – (7.37%)
Life & Health Insurance – (3.44%)
AIA Group Ltd. (Hong Kong)	9,068,390	67,934,584
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	142,687,113
		210,621,697
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.93%)
Chubb Ltd.	389,920	$111,548,314
Markel Group Inc. *	70,672	128,524,099
		240,072,413
		450,694,110
Total Financials		2,225,996,252
HEALTH CARE – (15.21%)
Health Care Equipment & Services – (12.41%)
Cigna Group	191,659	65,171,726
CVS Health Corp.	3,822,990	255,031,663
Humana Inc.	821,870	215,527,189
Quest Diagnostics Inc.	662,930	118,147,385
Solventum Corp. *	1,586,440	104,895,413
		758,773,376
Pharmaceuticals, Biotechnology & Life Sciences – (2.80%)
Viatris Inc.	20,344,401	171,299,856
Total Health Care		930,073,232
INDUSTRIALS – (4.02%)
Capital Goods – (2.42%)
AGCO Corp.	679,516	57,643,342
Orascom Construction PLC (United Arab Emirates)	1,446,001	7,953,006
Owens Corning	566,541	82,380,727
		147,977,075
Transportation – (1.60%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	97,671,371
Total Industrials		245,648,446
INFORMATION TECHNOLOGY – (9.55%)
Semiconductors & Semiconductor Equipment – (7.19%)
Applied Materials, Inc.	1,803,460	271,799,456
Texas Instruments Inc.	1,049,880	168,033,294
		439,832,750
Technology Hardware & Equipment – (2.36%)
Samsung Electronics Co., Ltd. (South Korea)	3,694,690	144,252,758
Total Information Technology		584,085,508
MATERIALS – (2.40%)
OCI N.V. (Netherlands)	1,873,824	15,496,166
Teck Resources Ltd., Class B (Canada)	3,867,642	131,461,152
Total Materials		146,957,318
TOTAL COMMON STOCK – (Identified cost $4,131,661,423)		6,028,389,429

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
April 30, 2025 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.47%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (d)	$14,075,000	$14,075,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (e)	14,516,000	14,516,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $28,591,000)		28,591,000
Total Investments – (99.04%) – (Identified cost $4,160,252,423)		6,056,980,429
Other Assets Less Liabilities – (0.96%)		58,553,368
Net Assets – (100.00%)		$6,115,533,797

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $3,966,502 or 0.07% of the Fund's net assets as of April 30, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 04/30/25, repurchase value of $14,076,705 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 7.554%, 10/01/30-12/01/54, total fair value $14,356,500).
(e)
Dated 04/30/25, repurchase value of $14,517,758 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 05/15/25-02/20/55, total fair value $14,806,320).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments
April 30, 2025 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
April 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$661,311,899	$–	$3,966,502	$665,278,401
Consumer Discretionary	835,750,572	–	–	835,750,572
Consumer Staples	143,841,914	–	–	143,841,914
Energy	250,757,786	–	–	250,757,786
Financials	2,225,996,252	–	–	2,225,996,252
Health Care	930,073,232	–	–	930,073,232
Industrials	245,648,446	–	–	245,648,446
Information Technology	584,085,508	–	–	584,085,508
Materials	146,957,318	–	–	146,957,318
Short-Term Investments	–	28,591,000	–	28,591,000
Total Investments	$6,024,422,927	$28,591,000	$3,966,502	$6,056,980,429
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended April 30, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2025 was $165,012. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2025
Investments in Securities:
Common Stock	$3,801,490	$–	$–	$165,012	$–	$–	$–	$3,966,502
Total Level 3	$3,801,490	$–	$–	$165,012	$–	$–	$–	$3,966,502

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
April 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at April 30, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$3,966,502	Income Approach/ Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$3,966,502
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At April 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,187,070,028

Unrealized appreciation	2,496,881,133
Unrealized depreciation	(626,970,732)
Net unrealized appreciation	$1,869,910,401